UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08548

Investment Company Act File Number

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 3.0%
Hexcel Corp.	352,461	$22,765,456
Textron, Inc.	626,252	36,930,080

		$59,695,536

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.(1)	373,598	$35,009,869

		$35,009,869

Banks — 13.5%
Bank of America Corp.	2,178,985	$65,347,760
First Republic Bank	161,914	14,994,856
Great Western Bancorp, Inc.	243,202	9,793,745
JPMorgan Chase & Co.	638,820	70,251,035
KeyCorp	1,538,165	30,071,126
PNC Financial Services Group, Inc. (The)	223,724	33,836,018
U.S. Bancorp	506,535	25,580,017
Wells Fargo & Co.	381,315	19,984,719

		$269,859,276

Beverages — 0.9%
PepsiCo, Inc.	171,812	$18,753,280

		$18,753,280

Biotechnology — 1.2%
Gilead Sciences, Inc.	316,854	$23,887,623

		$23,887,623

Capital Markets — 4.2%
Charles Schwab Corp. (The)	357,224	$18,654,238
Credit Suisse Group AG	1,406,408	23,620,649
E*TRADE Financial Corp.(2)	232,147	12,863,265
Raymond James Financial, Inc.	316,537	28,301,573

		$83,439,725

Construction & Engineering — 1.4%
Fluor Corp.	504,230	$28,852,041

		$28,852,041

Consumer Finance — 1.7%
Ally Financial, Inc.	457,040	$12,408,636
Discover Financial Services	293,450	21,107,859

		$33,516,495

Containers & Packaging — 1.0%
Ball Corp.(1)	509,463	$20,230,776

		$20,230,776

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(2)	217,613	$43,409,441

		$43,409,441

Security	Shares	Value
Diversified Telecommunication Services — 4.5%
AT&T, Inc.	562,435	$20,050,808
Verizon Communications, Inc.	1,469,047	70,249,827

		$90,300,635

Electric Utilities — 3.6%
Edison International	384,051	$24,448,687
NextEra Energy, Inc.	285,747	46,671,057

		$71,119,744

Electronic Equipment, Instruments & Components — 1.5%
FLIR Systems, Inc.	580,464	$29,029,005

		$29,029,005

Energy Equipment & Services — 2.7%
Core Laboratories NV(1)	162,344	$17,568,868
Halliburton Co.	608,766	28,575,476
Oceaneering International, Inc.	432,847	8,024,983

		$54,169,327

Equity Real Estate Investment Trusts (REITs) — 6.9%
Boston Properties, Inc.	162,828	$20,063,666
DCT Industrial Trust, Inc.	263,432	14,841,759
Equity Residential	509,108	31,371,235
Public Storage	154,621	30,984,502
Simon Property Group, Inc.	272,125	42,002,494

		$139,263,656

Food & Staples Retailing — 0.6%
Walmart, Inc.	140,701	$12,518,168

		$12,518,168

Food Products — 3.0%
McCormick & Co., Inc.(1)	244,820	$26,046,400
Mondelez International, Inc., Class A	808,257	33,728,564

		$59,774,964

Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(2)	1,050,604	$28,702,501

		$28,702,501

Health Care Providers & Services — 2.2%
Aetna, Inc.	79,725	$13,473,525
Anthem, Inc.	134,755	29,605,674

		$43,079,199

Hotels, Restaurants & Leisure — 1.1%
Starbucks Corp.	392,371	$22,714,357

		$22,714,357

Household Products — 1.4%
Colgate-Palmolive Co.	377,527	$27,061,135

		$27,061,135

Insurance — 2.0%
American Financial Group, Inc.	157,141	$17,634,363
American International Group, Inc.	411,082	22,371,082

		$40,005,445

Security	Shares	Value
Internet Software & Services — 1.2%
Alphabet, Inc., Class C(2)	24,026	$24,789,787

		$24,789,787

IT Services — 1.9%
Leidos Holdings, Inc.	575,538	$37,640,185

		$37,640,185

Machinery — 0.5%
Parker-Hannifin Corp.	62,816	$10,743,421

		$10,743,421

Media — 1.5%
Walt Disney Co. (The)	297,864	$29,917,460

		$29,917,460

Metals & Mining — 0.5%
Rio Tinto PLC ADR(1)	207,282	$10,681,241

		$10,681,241

Multi-Utilities — 3.4%
CMS Energy Corp.	748,366	$33,893,496
Sempra Energy	303,064	33,706,778

		$67,600,274

Oil, Gas & Consumable Fuels — 8.9%
ConocoPhillips	775,789	$45,996,530
EOG Resources, Inc.	298,655	31,439,412
Exxon Mobil Corp.	989,438	73,821,969
Phillips 66	282,473	27,094,810

		$178,352,721

Pharmaceuticals — 7.6%
Eli Lilly & Co.	165,991	$12,842,724
Johnson & Johnson	630,179	80,757,439
Pfizer, Inc.	1,660,052	58,915,245

		$152,515,408

Road & Rail — 1.8%
CSX Corp.	638,095	$35,548,272

		$35,548,272

Semiconductors & Semiconductor Equipment — 2.3%
QUALCOMM, Inc.	832,646	$46,136,915

		$46,136,915

Software — 0.7%
Symantec Corp.	575,899	$14,886,989

		$14,886,989

Specialty Retail — 2.1%
Home Depot, Inc. (The)	96,652	$17,227,252
Tiffany & Co.	138,330	13,509,308
TJX Cos., Inc. (The)	142,346	11,609,740

		$42,346,300

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 2.5%
Lululemon Athletica, Inc.(2)	244,891	$21,824,686
NIKE, Inc., Class B	272,016	18,072,743
VF Corp.	140,425	10,408,301

		$50,305,730

Tobacco — 2.4%
Altria Group, Inc.	317,661	$19,796,633
Philip Morris International, Inc.	292,037	29,028,478

		$48,825,111

Total Common Stocks (identified cost $1,739,057,454)		$1,984,682,012

Short-Term Investments — 0.9%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(3)	13,543,144	$13,540,436
State Street Navigator Securities Lending Government Money Market Portfolio(4)	4,231,405	4,231,405

Total Short-Term Investments (identified cost $17,774,428)		$17,771,841

Total Investments — 99.9% (identified cost $1,756,831,882)		$2,002,453,853

Other Assets, Less Liabilities — 0.1%		$1,903,404

Net Assets — 100.0%		$2,004,357,257

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $62,953,450 and the total market value of the collateral received by the Portfolio was $64,264,129, comprised of cash of $4,231,405 and U.S. Government and/or agencies securities of $60,032,724.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $71,638.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$145,283,847	$—		$—	$145,283,847
Consumer Staples	166,932,658	—		—	166,932,658
Energy	232,522,048	—		—	232,522,048
Financials	446,609,733	23,620,649		—	470,230,382
Health Care	248,184,731	—		—	248,184,731
Industrials	169,849,139	—		—	169,849,139
Information Technology	152,482,881	—		—	152,482,881
Materials	30,912,017	—		—	30,912,017
Real Estate	139,263,656	—		—	139,263,656
Telecommunication Services	90,300,635	—		—	90,300,635
Utilities	138,720,018	—		—	138,720,018
Total Common Stocks	$1,961,061,363	$23,620,649	*	$—	$1,984,682,012
Short-Term Investments	$4,231,405	$13,540,436		$—	$17,771,841
Total Investments	$1,965,292,768	$37,161,085		$—	$2,002,453,853

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Proposed Termination of Portfolio

In February 2018, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio expects to make a pro rata distribution of net assets to each interestholder on or about June 15, 2018.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018